EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2022
Events after reporting date [Abstract]
EVENTS AFTER THE REPORTING PERIOD
45	EVENTS AFTER THE REPORTING PERIOD

a)	On 15 February 2023, the Company’s Board of Directors declared an interim quarterly cash dividend of US$0.03 per ordinary share, payable on or about 17 March 2023, to all shareholders of record as of 10 March 2023 (the “Record Date”). As of 15 February 2023, there were 19,472,008 common shares of the Company outstanding.

b)	On 22 December 2022, the ship IVS Hirono was contracted for sale for $ 23,750,000 . The vessel was delivered to the new owners o n 16 March 2023.

c)	On 3 March 2023, the ship IVS Sentosa was contracted for sale for $ 10,950,000 . The vessel is expected to be delivered to the new owners in March 2023.